Related party transactions - Additional Information (Detail)																					1 Months Ended				12 Months Ended
	Aug. 01, 2026	Jun. 05, 2026 CAD ($) Installments	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 GBP (£)	Jul. 21, 2025 CAD ($)	Jun. 26, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jul. 15, 2024 CAD ($)	Dec. 24, 2021	Nov. 01, 2018 CAD ($)	Nov. 01, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Jan. 01, 2017 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 CAD ($)	Jan. 01, 2016 EUR (€)	Jul. 31, 2026 CAD ($)	Jun. 30, 2026 CAD ($) Installments	May 31, 2009 CAD ($)	May 31, 2009 USD ($)	Jul. 31, 2027 CAD ($)	Mar. 28, 2026 CAD ($)	Mar. 28, 2026 EUR (€)	Mar. 28, 2026 USD ($)	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 EUR (€)	Mar. 30, 2024 CAD ($)	Mar. 30, 2024 EUR (€)	Jul. 31, 2026 USD ($)	Mar. 28, 2026 USD ($)	Mar. 29, 2025 USD ($)
Related Party Transaction [Line Items]
Amount paid to related party													$ 61,000,000	€ 40,000,000						€ 140,000,000
Related party expenses																										$ 19,000			$ 26,000		$ 25,000
Annual compensation																	$ 388,000	€ 250,000
Credit Facility For Working Capital Requirement								$ 3,750,000
Debt instrument periodic payment interest number of installments | Installments																						12
New credit facility maturity date												Dec. 31, 2026
Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Maturity date of utilization of financial support											Jul. 31, 2025
Line of credit facility, interest rate during period							15.00%
Principal repayments							$ 0
Amount of financial support from debtors							1,500,000				$ 3,750,000
Shareholder [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors							500,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors							800,000
Vice President [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors							$ 200,000
Amended Term Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility, interest rate during period											15.00%
Amended Credit Facility And Amended Term Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity											$ 2,750,000
Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Line of credit facility, remaining borrowing capacity											$ 1,000,000
Line of credit facility, interest rate during period								15.00%			15.00%
Line of Credit Facility, Current Borrowing Capacity											$ 2,750,000
RMBG Retail Vancouver ULC [Member]
Related Party Transaction [Line Items]
Charges to the joint venture for retail support and administrative services																										514,500			520,623		612,500
Accounts receivable and other receivables from related parties																										30,000.00			200,000
Proceeds from dividends received			$ 1,470,000	$ 1,059,459					$ 1,380,000	$ 960,784
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Line of credit facility, interest rate during period		12.20%
Principal repayments		$ 250,000
Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party costs																										392,000	€ 250,000		374,000	€ 250,000	366,000	€ 250,000
Niccolo rossi Chairman of Executive [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses																										$ 340,000		$ 260,000
Mangrove Loan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument, annual principal payment																						$ 250,000
Line of credit facility, interest rate during period	12.20%
Debt instrument, periodic payment, interest																					$ 300,000				$ 300,000
Debt instrument periodic payment interest number of installments | Installments		12
Long term debt number of instalments																					three years
Debt instrument, date of first required payment																						Jun. 30, 2028
Debt instrument, periodic payment terms, balloon payment to be paid																						$ 3,000,000
Debt instrument periodic payment balloon payment prior to maturity period disclosure																						30 days
New credit facility maturity date																						Jun. 30, 2031
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party																							$ 2,200,000	$ 1,500,000
Annual interest rate																										11.00%	11.00%	11.00%
Effective interest rate																										12.00%								12.00%
Montrovest BV [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advances payable to related party																										$ 2,100,000			2,200,000					$ 1,500,000	$ 1,500,000
Montrovest BV [Member] | Subsequent Event [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advances payable to related party																																	$ 1,500,000
Deferral of interest payments payable																					$ 1,500,000
Debt instrument, periodic payment, interest																					$ 200,000				$ 100,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party																			$ 202,000,000							$ 25,000,000	€ 15,450,000		$ 17,000,000	€ 11,350,000	41,000,000	28,000,000
Notice days for non renewal																			60 days	60 days
Agreement additional renewal term																			1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term																										1 year	1 year	1 year	1 year	1 year
Regaluxe [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses																								$ 130,000		$ 19,000	€ 12,000		$ 26,000	€ 17,000	25,000	17,000
Regaluxe [Member] | Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses																							$ 170,000
Carlo Coda Nunziante [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses															$ 222,000	€ 146,801
Related party costs																										0	€ 0		55,000	€ 37,000	$ 217,000	€ 149,000
Mr. Davide Barberis Canonico [Member]
Related Party Transaction [Line Items]
Related party consultation fees per day					$ 934	£ 500																				45,000			$ 83,033
Estimated Maximum Expense Reimbursement Amount																										$ 10,000